Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MTB GROUP OF FUNDS
Prospectus Date	rr_ProspectusDate	Aug. 31, 2011
MTB Small Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.47%
1 Year	rr_ExpenseExampleYear01	691
3 Years	rr_ExpenseExampleYear03	1,029
5 Years	rr_ExpenseExampleYear05	1,389
10 Years	rr_ExpenseExampleYear10	2,401
Annual Return 2001	rr_AnnualReturn2001	(5.90%)
Annual Return 2002	rr_AnnualReturn2002	(27.86%)
Annual Return 2003	rr_AnnualReturn2003	53.76%
Annual Return 2004	rr_AnnualReturn2004	3.30%
Annual Return 2005	rr_AnnualReturn2005	2.29%
Annual Return 2006	rr_AnnualReturn2006	20.72%
Annual Return 2007	rr_AnnualReturn2007	11.93%
Annual Return 2008	rr_AnnualReturn2008	(45.59%)
Annual Return 2009	rr_AnnualReturn2009	36.95%
Annual Return 2010	rr_AnnualReturn2010	25.57%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.11%)
1 Year	rr_AverageAnnualReturnYear01	18.68%
5 Years	rr_AverageAnnualReturnYear05	3.63%
10 Years	rr_AverageAnnualReturnYear10	2.80%
MTB Small Cap Growth Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.68%
5 Years	rr_AverageAnnualReturnYear05	1.62%
10 Years	rr_AverageAnnualReturnYear10	1.51%
MTB Small Cap Growth Fund | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.14%
5 Years	rr_AverageAnnualReturnYear05	2.06%
10 Years	rr_AverageAnnualReturnYear10	1.73%
MTB Small Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.52%
1 Year	rr_ExpenseExampleYear01	255
3 Years	rr_ExpenseExampleYear03	617
5 Years	rr_ExpenseExampleYear05	1,106
10 Years	rr_ExpenseExampleYear10	2,454
1 Year	rr_ExpenseExampleNoRedemptionYear01	155
3 Years	rr_ExpenseExampleNoRedemptionYear03	617
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,106
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,454
1 Year	rr_AverageAnnualReturnYear01	24.63%
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	3.06%
MTB Small Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	432
5 Years	rr_ExpenseExampleYear05	760
10 Years	rr_ExpenseExampleYear10	1,688
1 Year	rr_AverageAnnualReturnYear01	25.80%
5 Years	rr_AverageAnnualReturnYear05	4.93%
10 Years	rr_AverageAnnualReturnYear10	3.51%
MTB Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MTB SMALL CAP GROWTH FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares, Class C Shares and Class I Shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 393% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	393.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares, Class C Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund's Class C Shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of small cap U.S. companies. Equity securities include common and preferred stocks, as well as convertible securities. The Fund may also invest a limited percentage of its assets in foreign securities and fixed income securities. In selecting investments for the Fund, the Advisor purchases securities of small-cap U.S. companies with strong earnings growth potential. The Advisor may also purchase stocks of companies that are experiencing unusual, non-repetitive "special" situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock's price.

Small cap companies will be defined as companies with market capitalizations similar to companies in the S&P SmallCap 600 Index or the Russell 2000 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company's market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2011, the market capitalization of companies in the S&P SmallCap 600 Index ranged from $40 million to $4 billion, and the market capitalization of companies in the Russell 2000 Index ranged from $56 million to $3 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining small cap companies at time of purchase will likely differ from the range at June 30, 2011.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•	Stock Market Risk. The risk posed by the fact that the values of equity securities will rise and fall.

•	Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.

•

Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

•

Foreign Investing Risks. Economic, political or regulatory conditions may be less favorable, and markets may be less liquid, less transparent and more volatile, in foreign countries, and in particular emerging markets, than in the United States. Currency fluctuations may reduce investment gains or add to investment losses.

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance and increase the amount of taxes that you pay.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Russell 2000 Growth Index ("Russell 2000 Growth") and the Fund's secondary index, the Lipper Small Cap Growth Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows returns for the Fund's primary broad-based market index, the Russell 2000 Growth Index ("Russell 2000 Growth") and the Fund's secondary index, the Lipper Small Cap Growth Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mtbfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares Performance Over 10 Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter 25.45% 6/30/2003 Worst Quarter (28.11)% 12/31/2008
		The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 8.49%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

MTB Small Cap Growth Fund | Russell 2000 Growth (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	3.78%
MTB Small Cap Growth Fund | Lipper Small Cap Growth Funds Average (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.62%
5 Years	rr_AverageAnnualReturnYear05	4.21%
10 Years	rr_AverageAnnualReturnYear10	3.47%

[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares, Class C Shares and Class I Shares will not exceed 1.47%, 1.52% and 1.25%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.
[2]	If you redeem Class C Shares during the first year after purchase, you will pay a 1.00% contingent deferred sales charge ("CDSC").